Investment Objectives and Goals - Pictet AI Enhanced US Equity ETF	Feb. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Pictet AI Enhanced US Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pictet AI Enhanced US Equity ETF (the “Fund”) seeks long-term capital appreciation.